Share-based compensation	12 Months Ended
Dec. 31, 2011
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

13. Share-based compensation

As of December 31, 2011, the Company has two share-based compensation plans under which awards may be granted to both employees and non-employees, which are described below. Compensation cost of US$1,740,861 (2009: US$3,466,916, 2010: US$2,716,993) was charged against income comprising of general and administrative expenses of US$1,740,861 (2009: US$3,302,750, 2010: US$2,646,699) and the elimination of share of income in an equity investee of US$nil (2009: US$164,166, 2010: US$70,294), for those plans with a corresponding credit to additional paid-in capital in the year ended December 31, 2011, of which, US$1,662,132 (2009: US$3,160,293, 2010: US$2,543,812) was related to the options granted to employees and US$78,729 (2009: US$306,623, 2010: US$173,181) was related to the options granted to non-employees. The compensation cost is regarded as a permanent difference for income tax purposes as the options were granted by the Company, which is registered in Cayman, a country free of tax. Hence, no tax benefit was recognized upon the compensation cost. The Company has a policy of repurchasing shares in the open market to satisfy any future exercise of share options in addition to the existing pool of authorized shares. During 2011, the Company repurchased 7,543,530 shares in the amount of US$7,958,841.

2007 Equity Incentive Plan (the “Plan”)

On August 11, 2007, the Company granted share options to purchase up to 6,125,374 common shares to its directors and employees, at exercise prices ranging from US$0.0001 to US$2.50 per share. These options have a weighted average grant-date fair value of US$2.67 per option, and a total expected compensation cost, net of expected forfeitures, of US$15,564,801. These options have vesting periods based on length of service ranging from 10 to 40 months and will expire no later than August 10, 2017. These options are performance-based and did not begin vesting until the Company’s IPO was in effect. However, upon the effectiveness of the IPO, these awards had an immediate vesting of all shares that would have vested between the grant date and the effectiveness of the IPO.

2007 Long Term Incentive Plan (the “2007 Plan”)

In November 2007, the Company adopted the 2007 Plan which provides for the grant of options, restricted shares, restricted stock units, stock appreciation rights and other stock-based awards to purchase its common shares. The maximum aggregate number of common shares which may be issued pursuant to all awards, including options, is 10 million common shares, subject to adjustment to account for changes in the capitalization of the Company.

On November 5, 2007, the Company granted options under the 2007 Plan to directors, management and key employees for an aggregate of 2,389,840 common shares at the exercise price equal to the price of the IPO (US$7.00 per share). These options have a weighted average grant-date fair value of US$3.51 per option, and a total expected compensation cost, net of forfeitures, of US$7,628,415. These options have vesting periods of up to 36 months, and will expire no later than November 5, 2017.

On July 1, 2008, the Company granted options under the 2007 Plan to purchase up to 360,000 shares to two of its employees, at exercise prices equal to the price of the grant date (US$2.975 per share). These options have a weighted average grant-date fair value of US$1.79 per option, and a total expected compensation cost, net of expected forfeitures, of US$579,960. These options have a vesting period based on length of service of 33 months and will expire no later than July 1, 2018.

On March 31, 2009, the Company granted options under the 2007 Plan to purchase up to 500,000 common shares to one employee, at an exercise price equal to the price of the grant date (US$1.87 per share). These options have a weighted average grant date fair value of US$1.255 per option, and a total expected compensation cost, net of expected forfeitures, of US$564,750. These options have a vesting period based on length of service of 36 months and will expire no later than March 31, 2019.

In August 2009, under the 2007 Plan, the Company granted share options to purchase up to 100,000 common shares to an employee, at an exercise price of US$1.30 per share. These options have a weighted average grant date fair value of US$2.12 per option, and a total expected compensation cost, net of expected forfeitures, of US$190,800. These options have vesting periods of 27 months and will expire no later than August 11, 2019.

On April 30, 2010, under the 2007 Plan, the Company granted share options to purchase up to 200,000 common shares to an employee, at an exercise price of US$1.80 per share. These options have a weighted average grant date fair value of US$1.08 per option, and a total expected compensation cost, net of expected forfeitures, of US$193,500. These options have vesting periods of 37 months and will expire no later than April 30, 2020. On December 20, 2010, the options were modified, by amending the vesting schedule.

On December 13, 2010, under the 2007 Plan, the Company granted share options with performance conditions to purchase up to 6,900,000 common shares to certain employees, at an exercise price of US$1.21 per share. These options have weighted average grant date fair values of US$0.60 to US$0.61 per option, depending on the vesting period. Pursuant to the agreements, 1/3 of the options would vest 13 months, 25 months and 37 months after the grant date, respectively, with the condition that the performance criteria are met at each vesting date. For certain employees, 1/2 of the options would vest 13 months and 25 months after the grant date, respectively. These options will expire no later than December 13, 2020. The performance conditions were determined by the Board of Directors. For those awards, an evaluation will be made each quarter as to the likelihood of the performance criteria being met. Compensation expenses are then adjusted to reflect the number of shares expected to vest.

On December 13, 2010, under the 2007 Plan, the Company granted share options with a service condition to purchase up to 400,000 common shares to certain employees, at an exercise price of US$1.21 per share. These options have a weighted average grant date fair value of US$0.61 per option, and a total expected compensation cost, net of expected forfeitures, of US$219,600. These options have vesting periods of 37 months and will expire no later than December 13, 2020.

On December 20, 2010, under the 2007 Plan, the Company granted share options with performance conditions to purchase up to 1,100,000 common shares to certain employees, at an exercise price of US$1.18 per share. These options have a weighted average grant date fair value of US$0.58 per option. Pursuant to the agreements, 1/3 of the options would vest 13 months, 25 months and 37 months after the grant date, respectively, with the condition that the performance criteria are met at each vesting date. These options will expire no later than December 20, 2020. The performance conditions were determined by the Board of Directors. For those awards, an evaluation will be made each quarter as to the likelihood of the performance criteria being met. Compensation expenses are then adjusted to reflect the number of shares expected to vest.

On January 4, 2011, under the 2007 Plan, the Company granted share options with performance conditions to purchase up to 200,000 common shares to an employee, at an exercise price of US$1.365 per share. These options have a weighted average grant date fair value of US$0.68 per option. Pursuant to the agreements, 1/3 of the options would vest 12 months, 24 months and 36 months after the grant date, respectively, with the condition that the performance criteria are met at each vesting date. These options will expire no later than January 4, 2021. The performance conditions were determined by the Board of Directors. For those awards, an evaluation will be made each quarter as to the likelihood of the performance criteria being met. Compensation expenses are then adjusted to reflect the number of shares expected to vest.

On May 24, 2011, under the 2007 Plan, the Company granted share options to purchase up to 100,000 common shares to an employee, at an exercise price of US$1.085 per share. These options have a weighted average grant date fair value of US$0.53 per option and a total expected compensation cost, net of expected forfeitures, of US$47,592. These options have vesting periods based on length of service of 36 months and will expire no later than May 24, 2021.

On November 8, 2011, under the 2007 Plan, the Company granted share options with performance conditions to purchase up to 1,000,000 common shares to an employee, at an exercise price of US$0.945 per share. These options have a weighted average grant date fair value of US$0.30 per option. Pursuant to the agreements, 1/3 of the options would vest 12 months, 24 months and 36 months after the grant date, respectively, with the condition that the performance criteria are met at each vesting date. These options will expire no later than November 8, 2021. The performance conditions were determined by the Board of Directors. For those awards, an evaluation will be made each quarter as to the likelihood of the performance criteria being met. Compensation expenses are then adjusted to reflect the number of shares expected to vest.

Options Granted to Non-employee

On August 11, 2007, the Company granted options under the Plan to purchase up to 333,333 common shares to a non-employee consultant, with an exercise price of US$0.0001 per share, and options to purchase up to 343,788 common shares to the employees of the Group’s equity investee, Jiantou Xinyuan, with exercise prices ranging from US$0.0001 to US$2.50. These options have vesting periods based on length of service ranging from 40 to 60 months and will expire no later than August 10, 2017. In addition, the Company granted options under the 2007 Plan to purchase up to 52,004 common shares to employees of Jiantou Xinyuan. These options have a vesting period based on length of service of 36 months and will expire no later than November 5, 2017. All other terms of these awards are the same as the employee awards. These awards are accounted for under ASC 505-50, “Equity-Based Payments to Non-employees” (“ASC 505-50”) and the cost will be measured at the date that the services are complete.

The forfeiture rate and fair value assumptions used to value the above options is consistent with the assumptions used to value the options to employees issued under the Plan and the 2007 Plan.

In November, 2010, Jiantou Xinyuan has become a wholly-owned subsidiary (Note 7) and the non-employee consultant was transferred to employee status as he was recruited as an employee of the Group’s. There are no other share options issued to non-employee from August 11, 2007 to December 31, 2011. During the year ended December 31, 2010, adjustments were recorded to expenses in order to properly reflect the cumulative expense based on the then current fair value of the vested options over the vesting period.

For the year ended December 31, 2011, compensation cost of US$78,729 (2010: US$173,181) was charged against income for those options granted to non-employees under the Plan and the 2007 Plan.

Assumptions

The Company assumed a forfeiture ratio of 10% for non-executive employees in arriving at the total compensation expense.

The fair value of each option is estimated on the date of grant using the Dividend Adjusted Black-Scholes option-pricing model that uses the assumptions noted below.

	Options Granted in 2009 Under the 2007 Plan	Options Granted in 2010 Under the 2007 Plan	Options Granted in 2011 Under the 2007 Plan
Average risk-free rate of return	3.26%	2.28%-2.47%	2.47%
Expected term	5.75 Years	5.75-6 Years	6 Years
Volatility rate	75.7%	49.8%-50.4%	48.4%-50%
Dividend yield	0%	0%	0-5%

The risk-free rate for periods within the expected life of the option is based on the implied yield rates of U.S Treasury Zero-coupon Bond as of the valuation date. The expected life of options represents the period of time the granted options are expected to be outstanding. The Company had limited historical exercising pattern. Therefore, the expected life was estimated as the average of the contractual term and the vesting period. The dividend yield was based on the Company’s dividend distribution plan. Prior to 2010, the expected volatility was based on the historical volatilities of comparable publicly traded companies engaged in similar businesses due to lacking sufficient trading history. Since 2010, the expected volatility was based on the historical daily stock price of the Company, annualized.

Share Option Activity

The following table is a summary of the Company’s share option activity under the Plan (in US$, except shares):

Options under the Plan	Number of Options	Weighted Average Exercise Price	Weighted Remaining Contractual Life (Years)	Aggregate Intrinsic Value

Outstanding, January 1, 2011
0.0001 (exercise price)	297,753	0.0001	6.58	391,515
2.50 (exercise price)	848,635	2.5	6.58	—

Granted to employee	—	—	—	—
Exercised
0.0001 (exercise price)	221,658	0.0001	—	193,929
Expired	—	—	—	—
Forfeited/Cancelled
0.0001 (exercise price)	—	0.0001	5.58	—
2.50 (exercise price)	160,751	2.5	5.58	—

Outstanding, December 31, 2011
0.0001 (exercise price)	76,095	0.0001	5.58	66,576
2.50 (exercise price)	687,884	2.5	5.58	—

Exercisable as at December 31, 2011
0.0001 (exercise price)	—	0.0001	5.58	—
2.50 (exercise price)	687,884	2.5	5.58	—

The aggregate intrinsic value in the table above represents the total intrinsic value (the aggregate difference between the Company’s closing stock price of US$0.875 per common share as of December 31, 2011 and the exercise price for in-the-money options) that would have been received by the option holders if all in-the-money options had been exercised on December 31, 2011.

As of December 31, 2011, there was US$126,393 and US$100,777 of total unrecognized compensation cost related to unvested share-based compensation arrangements granted to employees and non-employees, respectively, under the Plan. The cost is expected to be recognized using a straight-line method over a weighted-average period of 0.58 years.

The following table is a summary of the Company’s share option activity under the 2007 Plan (in US$, except shares):

Options Under the 2007 Plan	Number of Options	Weighted Average Exercise Price	Weighted Remaining Contractual Life (Years)	Aggregate Intrinsic Value

Outstanding, January 1, 2011
7.0 (exercise price)	836,206	7.00	6.83	—
2.975 (exercise price)	180,000	2.975	7.50	—
1.87 (exercise price)	500,000	1.87	8.25	—
1.30 (exercise price)	100,000	1.30	8.58	1,500
1.80 (exercise price)	200,000	1.80	9.50	—
1.21 (exercise price)	7,200,000	1.21	9.95	756,000
1.18 (exercise price)	1,100,000	1.18	9.97	148,500

Granted
1.365 (exercise price)	200,000	1.365	9.00	—
1.085 (exercise price)	100,000	1.085	9.50	—
0.945 (exercise price)	1,000,000	0.945	9.80	—
Exercised	—	—	—	—
Expired	—	—	—	—
Forfeited/Cancelled
7.0 (exercise price)	25,640	7.00	5.83	—
1.30 (exercise price)	100,000	1.30	7.58	—
1.21 (exercise price)	300,000	1.21	8.95	—
1.18 (exercise price)	1,100,000	1.18	8.97	—

Outstanding, December 31, 2011
7.0 (exercise price)	810,566	7.00	5.83	—
2.975 (exercise price)	180,000	2.975	6.50	—
1.87 (exercise price)	500,000	1.87	7.25	—
1.80 (exercise price)	200,000	1.80	8.5	—
1.21 (exercise price)	6,900,000	1.21	8.95	—
1.365 (exercise price)	200,000	1.365	9.00	—
1.085 (exercise price)	100,000	1.085	9.50	—
0.945 (exercise price)	1,000,000	0.945	9.80	—

Exercisable as at December 31, 2011
7.0 (exercise price)	810,566	7.00	5.83
2.975 (exercise price)	180,000	2.975	6.50	—
1.87 (exercise price)	472,222	1.87	7.25	—
1.8 (exercise price)	120,000	1.80	8.50	—
1.21 (exercise price)	2,166,667	1.21	8.95	—
1.365 (exercise price)	66,667	1.365	9.00	—
1.085 (exercise price)	16,667	1.085	9.50	—

 As of December 31, 2011, there was US$237,494 of total unrecognized compensation cost related to nonvested share-based compensation arrangements granted to employees, under the 2007 Plan. The cost is expected to be recognized using a straight-line method over a weighted-average period of 1.49 years.